Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 06, 2017
Registrant Name	dei_EntityRegistrantName	Strategy Shares
Central Index Key	dei_EntityCentralIndexKey	0001506213
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2017
Prospectus Date	rr_ProspectusDate	Jul. 05, 2017
Active Alts Contrarian ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE ALTS CONTRARIAN ETF
Supplement [Text Block]	hss_SupplementTextBlock

ACTIVE ALTS CONTRARIAN ETF

NASDAQ Ticker: SQZZ

July 5, 2017

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus for the Fund, dated March 23, 2017, and Prospectus for the Fund, dated September 21, 2016, as revised March 23, 2017.

The section of the Fund’s Summary Prospectus and Prospectus entitled “FUND SUMMARY – Fees and Expenses” is hereby replaced in its entirety with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.25%
Distribution and/or Service Fee (12b-1) Fees	None
Other Expenses	1.86%
Total Annual Operating Expenses (1)	3.11%
Fee Waiver/Expense Reimbursement(2)	(1.16)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.95%

(1)	Estimated for the current fiscal year.

(2)	Active Alts, Inc. (“Sub-Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.95% of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2018. The Expense Cap may be terminated earlier only upon the approval of the Board and upon the termination of the Sub-Advisory Agreement. The Sub-Adviser may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not exceed the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$198	$851

The last paragraph of the section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND – The Adviser” is hereby replaced in its entirety with the following:

Pursuant to the Management Agreement between the Fund and the Trust, the Fund pays an annual fee of 0.10% of the Fund’s average daily net assets for advisory services.

The fourth paragraph of the section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND – The Sub-Adviser” is hereby replaced in its entirety with the following:

Pursuant to the Sub-Advisory Agreement between the Trust, Adviser and Sub-Adviser, the Fund will pay to the Sub-Adviser as full compensation for its services to the Fund monthly compensation at the annual rate of 1.15% of the Fund’s average daily net assets.

The section of the Fund’s Prospectus entitled “DIVIDENDS AND DISTRIBUTIONS - Distributions” is hereby replaced in its entirety with the following:

Distributions. The Fund does not offer a dividend reinvestment service to facilitate the reinvestment of distributions into additional Fund shares. The Fund declares and pays dividends on investment income, if any, quarterly. The Fund also makes distributions of net capital gains, if any, annually. Dividends and capital gains distributions will be paid in cash.

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Fund, each dated September 21, 2016, as revised March 23, 2017, and the Summary Prospectus, dated March 23, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-4SS-ETFS or (855)-477-3837 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Active Alts Contrarian ETF | Active Alts Contrarian ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQZZ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.11%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 851

[1]	Estimated for the current fiscal year.
[2]	Active Alts, Inc. ("Sub-Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least August 31, 2018. The Expense Cap may be terminated earlier only upon the approval of the Board and upon the termination of the Sub-Advisory Agreement. The Sub-Adviser may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not exceed the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.